CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)		$ 34,189		$ (65,468)	[1],[2]	$ (40,935)	[1],[2]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		20,950		23,060	[1]	21,529	[1]
Stock-based compensation		26,399		13,779	[1]	4,105	[1]
Provision (reversal) for allowance for doubtful accounts		(368)		2,138	[1]	2,345	[1]
Deferred income taxes		(977)		866	[1]	271	[1]
Loss from equity method investments		6		5	[1],[2]	1,236	[1],[2]
Gain on sale of investments		(608)		(481)	[1]	(397)	[1]
Investment related impairment		8,005		2,521	[1],[2]	2,526	[1],[2]
Remeasurement gain upon obtaining control	[1],[2]					(3,116)
Change in fair value of investor option liability	[1],[2]			46,972		(21,064)
Loss on disposal of property and equipment		184
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from third parties		4,988		(14,938)	[1]	(26,930)	[1]
Prepaid expenses and other current assets		470		(12,283)	[1]	(2,400)	[1]
Other assets		713		(23)	[1]
Accrued liabilities due to third parties and employees		52,109		32,886	[1]	35,881	[1]
Deferred revenues		17,753		5,799	[1]	12,638	[1]
Net cash provided by (used in) operating activities		181,971		(19,412)	[1]	(1,950)	[1]
Cash flows from investing activities:
Purchases of short-term investments		(149,374)		(230,161)	[1]	(250,000)	[1]
Maturities of short-term investments		216,615		321,208	[1]	117,564	[1]
Investment and prepayment in long-term investments		(268,758)		(54,383)	[1]	(17,672)	[1]
Proceeds from disposal of long-term investments		6,090		1,644	[1]	505	[1]
Purchases of property and equipment		(10,858)		(14,743)	[1]	(12,044)	[1]
Cash paid for business acquisition, net of cash acquired		(22,025)		(9,648)	[1]
Net cash provided by (used in) investing activities		(228,310)		13,917	[1]	(161,647)	[1]
Cash flows from financing activities:
Proceeds from IPO, net of commission	[1]			306,491
Payment of offering expenses	[1]			(5,213)
Proceeds from employees options exercised		7,822		1,508	[1]	991	[1]
Proceeds from the issuance of preferred and ordinary shares (Note 3)	[1]					585,799
Payment for ordinary shares and repurchase of vested options	[1]			(6,873)		(45,876)
Proceeds from sales of non-controlling interests in subsidiaries	[1]			968		1,461
Repayment of amount due to SINA		(2,863)		(269,042)	[1]	(159,816)	[1]
Other financing activities	[1]					(989)
Net cash provided by financing activities		4,959		43,663	[1]	408,214	[1]
Effect of exchange rate changes on cash and cash equivalents		(6,045)		(2,402)	[1]	131	[1]
Net increase (decrease) in cash and cash equivalents		(47,425)		35,766	[1]	244,748	[1]
Cash and cash equivalents at the beginning of the year	[1]	284,865	[3]	249,099		4,351
Cash and cash equivalents at the end of the year		237,440		284,865	[1],[3]	249,099	[1]
Supplemental disclosure of cash flow information
Cash paid for interest	[1]			(7,580)
Cash paid for income taxes		(311)
Supplemental schedule of non-cash investing and financing activities
Conversion of preferred shares to ordinary shares	[1]			479,612
Legal transfer of Weibo Interactive and recognition of amount due to SINA	[1]					(10,080)
Property and equipment in accounts payable		2,532		2,420	[1]	824	[1]
SINA and other related parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from related parties		(15,313)		(16,589)	[1]	24,507	[1]
Alibaba
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from related parties		10,673		(43,426)	[1]	(21,299)	[1]
Supplemental schedule of non-cash investing and financing activities
Deemed contribution from Alibaba	[1]			15,300
Other related parties
Changes in assets and liabilities, net of acquisition:
Due to related parties		10,261		2,279	[1]	(5,835)	[1]
SINA
Changes in assets and liabilities, net of acquisition:
Due to related parties		12,537		8,233	[1]	8,279	[1]
Interest on amount due to SINA	[1]			(4,742)		6,709
Cash flows from financing activities:
Funding from SINA	[1]			15,824		26,644
Repayment of amount due to SINA		$ (2,863)		(276,614)		(159,816)
Supplemental schedule of non-cash investing and financing activities
Deemed contribution from SINA (Note 10)	[1]			$ 61,176		$ 13,092

[1]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[3]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).